Impairment testing (Details) - Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member] - Cash-generating units [Member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
IPRD carrying amount	£ 9,300	£ 10,800	£ 10,800
Goodwill carrying amount	£ 2,291	£ 2,291	£ 2,291
Valuation Basis	Value in use	Value in use	Value in use